Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Liabilities Measured at Fair Value on Recurring Basis

The Company had the following liabilities measured at fair value on a recurring basis at December 31, 2023 (in thousands).

	Total	Level 1	Level 2	Level 3
Liabilities:
Convertible promissory notes	$2,983	$-	$-	$2,983
Total	$2,983	$-	$-	$2,983

The Company had the following liabilities measured at fair value on a recurring basis at December 31, 2023.

	Total	Level 1	Level 2	Level 3
Liabilities:
Convertible promissory notes	$2,983,400	$-	$-	$2,983,400

Total	$2,983,400	$-	$-	$2,983,400

The Company had the following liabilities measured at fair value on a recurring basis at December 31, 2022.

	Total	Level 1	Level 2	Level 3
Liabilities:
Convertible promissory notes	$1,617,000	$-	$-	$1,617,000
Warrant liability	1,076,766	-	-	1,076,766

Total	$2,693,766	$-	$-	$2,693,766

Schedule of Convertible Promissory Note Liabilities Measured at Fair Value on Recurring Basis

The following is a reconciliation of the beginning and ending balances for the AgeX-Serina Note and the Serina Convertible Notes liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the three months ended March 31, 2024 and 2023 (in thousands):

	AgeX-Serina Note	Serina Convertible Notes
Balance as of December 31, 2022	$-	$1,617
Convertible debt issuance	10,000	100
Inception adjustment	(2,240)	-
Change in fair value	(254)	(40)
Balance as of March 31, 2023	$7,506	$1,677

	AgeX-Serina Note	Serina Convertible Notes
Balance as of December 31, 2023	$2,983	$-
Notes converted into common stock	(10,000)	-
Change in fair value	7,017	-
Balance as of March 31, 2024	$-	$-

	AgeX-Serina Note	Serina Convertible Notes
Balance as of December 31, 2021	$-	$-
Convertible debt issuance	-	1,350,000
Inception adjustment	-	179,000
Change in fair value	-	88,000
Balance as of December 31, 2022	$-	$1,617,000
Convertible debt issuance	10,000,000	100,000
Inception adjustment	(2,240,000)	-
Notes converted to Series A-5 pref. stock	-	(962,584)
Notes converted to warrants	-	(175,355)
Change in fair value	(4,776,600)	(579,061)
Balance as of December 31, 2023	$2,983,400	$-

Schedule of Warrant Liability Measured at Fair Value on Recurring Basis

The following is a reconciliation of the beginning and ending balances for the warrant liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the three months ended March 31, 2024 and 2023 (in thousands):

Balance as of December 31, 2022	$1,077
Change in fair value	(172)
Balance as of March 31, 2023	$905

Balance as of December 31, 2023	$-
Balance as of March 31, 2024	$-

The following is a reconciliation of the beginning and ending balances for the warrant liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2023 and 2022:

Balance as of December 31, 2021	$952,648
Change in fair value	124,118
Balance as of December 31, 2022	$1,076,766
Change in fair value	(1,076,766)
Balance as of December 31, 2023	$-